SHARE CAPITAL AND RESERVES - Warrants outstanding (Details) - Warrants	12 Months Ended
	Nov. 30, 2021 EquityInstruments $ / shares	Nov. 30, 2020 EquityInstruments	Nov. 30, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Outstanding	17,646,150	8,901,098	8,988,810
Warrants Exercisable	17,646,150
10.5
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Outstanding	400,000
Warrants Exercisable	400,000
Exercise price | $ / shares	$ 10.50
11.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Outstanding	300,000
Warrants Exercisable	300,000
Exercise price | $ / shares	$ 11.25
12
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Outstanding	300,000
Warrants Exercisable	300,000
Exercise price | $ / shares	$ 12.00
7.65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Outstanding	9,678,500
Warrants Exercisable	9,678,500
Exercise price | $ / shares	$ 7.65
12.45
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants Outstanding	6,967,650
Warrants Exercisable	6,967,650
Exercise price | $ / shares	$ 12.45